Offerings - Offering: 1	Jan. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	16.31
Maximum Aggregate Offering Price	$ 8,155,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,126.21
Offering Note	1 Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall cover any additional securities as may be issuable under the Registrant's 2024 Incentive Plan, as amended, by reason of any stock splits, stock dividends, recapitalizations or similar transactions. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(h) of the Securities Act based on the average of the high and low prices of the Registrant's common stock on the New York Stock Exchange on January 2, 2026.